Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Investment securities disclosures
Securities available-for-sale	SFr 2,611	SFr 3,143	SFr 3,090
Total investment securities	2,611	SFr 3,143	3,090
Bank
Investment securities disclosures
Total investment securities	SFr 2,236		SFr 2,698